Offsets	Sep. 15, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Polibeli Group Ltd
Form or Filing Type	F-4
File Number	333-285821
Initial Filing Date	Mar. 14, 2025
Fee Offset Claimed	$ 7,625.87
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Ordinary Shares underlying Public Warrants
Unsold Securities Associated with Fee Offset Claimed	4,312,495
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 49,809,748.50
Termination / Withdrawal Statement	The Company previously registered 4,312,495 Class A Ordinary Shares issuable on the exercise of the Public Warrants and 155,000 Class A Ordinary Shares issuable on the exercise of the Private Warrants under a registration statement on Form F-4 (File No. 333-285821) (the “Prior Registration Statement”). None of these Warrants have been exercised and, consequently, none of those Class A Ordinary Shares have been issued or sold under the Prior Registration Statement. The Company has completed the offering that included these unissued Class A Ordinary Shares under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Polibeli Group Ltd
Form or Filing Type	F-4
File Number	333-285821
Initial Filing Date	Mar. 14, 2025
Fee Offset Claimed	$ 272.90
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Ordinary Shares underlying Private Warrants
Unsold Securities Associated with Fee Offset Claimed	155,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,782,500.00
Termination / Withdrawal Statement	The Company previously registered 4,312,495 Class A Ordinary Shares issuable on the exercise of the Public Warrants and 155,000 Class A Ordinary Shares issuable on the exercise of the Private Warrants under the Prior Registration Statement. None of these Warrants have been exercised and, consequently, none of those Class A Ordinary Shares have been issued or sold under the Prior Registration Statement. The Company has completed the offering that included these unissued Class A Ordinary Shares under the Prior Registration Statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Polibeli Group Ltd
Form or Filing Type	F-4
File Number	333-285821
Filing Date	Mar. 14, 2025
Fee Paid with Fee Offset Source	$ 7,625.87
Termination / Withdrawal Statement	The Company previously registered 4,312,495 Class A Ordinary Shares issuable on the exercise of the Public Warrants and 155,000 Class A Ordinary Shares issuable on the exercise of the Private Warrants under the Prior Registration Statement. None of these Warrants have been exercised and, consequently, none of those Class A Ordinary Shares have been issued or sold under the Prior Registration Statement. The Company has completed the offering that included these unissued Class A Ordinary Shares under the Prior Registration Statement.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Polibeli Group Ltd
Form or Filing Type	F-4
File Number	333-285821
Filing Date	Mar. 14, 2025
Fee Paid with Fee Offset Source	$ 272.90
Termination / Withdrawal Statement	The Company previously registered 4,312,495 Class A Ordinary Shares issuable on the exercise of the Public Warrants and 155,000 Class A Ordinary Shares issuable on the exercise of the Private Warrants under the Prior Registration Statement. None of these Warrants have been exercised and, consequently, none of those Class A Ordinary Shares have been issued or sold under the Prior Registration Statement. The Company has completed the offering that included these unissued Class A Ordinary Shares under the Prior Registration Statement.